March 5, 2010
VIA EDGAR CORRESPONDENCE
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
     Re:     Preliminary Proxy Statement
Ladies and Gentlemen:
     KeyCorp (the “Company”) hereby transmits for filing with the Securities and Exchange Commission the Preliminary Proxy Statement (the “Preliminary Proxy”) related to the Company’s Annual Meeting of Shareholders, which is scheduled to be held on May 20, 2010. The Company intends to mail its definitive proxy materials to the Company’s shareholders on or about April 2, 2010.
     Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, the Company is required to file the Preliminary Proxy because the Company is proposing to amend its Articles and Regulations to revise the voting rights of its Series B Preferred Stock.
     Please direct any questions to Steve Bulloch, Assistant Secretary of the Company, at (216) 689-5109.

Very truly yours,
/s/ Steven N. Bulloch
Steven N. Bulloch
Assistant Secretary